Goodwill - Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill, Beginning balance	$ 2,031	$ 2,122
Acquisitions [note 7]	670	20
Foreign exchange and other	66	(111)
Goodwill, Ending balance	2,767	2,031
Body Exteriors & Structures [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	448	471
Acquisitions [note 7]	0	0
Foreign exchange and other	4	(23)
Goodwill, Ending balance	452	448
Power & Vision [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	1,198	1,269
Acquisitions [note 7]	670	0
Foreign exchange and other	60	(71)
Goodwill, Ending balance	1,928	1,198
Seating Systems [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	260	270
Acquisitions [note 7]	0	0
Foreign exchange and other	(2)	(10)
Goodwill, Ending balance	258	260
Complete Vehicles [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	105	112
Acquisitions [note 7]	0	0
Foreign exchange and other	4	(7)
Goodwill, Ending balance	109	105
Corporate [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	20	0
Acquisitions [note 7]	0	20
Foreign exchange and other	0	0
Goodwill, Ending balance	$ 20	$ 20